Accounts Receivable (Details) - Schedule of accounts receivables - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Schedule of Accounts Receivables [Abstract]
Accounts receivable	$ 8,495,143	$ 4,430,883	$ 4,565,305